Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
BORROWINGS [Abstract]
Loans' outstanding amounts

Facility	June 30, 2019	December 31, 2018
Secured credit facilities	$134,129	$163,800
2022 Senior Secured Notes	305,000	305,000
2022 Notes	567,839	614,339
2024 Notes	8,626	—
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	155,536	163,168
Navios Containers long-term loans	269,745	222,605
Total borrowings	1,815,875	1,843,912
Less: current portion, net	(81,203)	(69,051)
Less: deferred finance costs, net	(25,070)	(27,905)
Total long-term borrowings	$1,709,602	$1,746,956

Principal payments

Payment due by period
June 30, 2020	$84,525
June 30, 2021	93,707
June 30, 2022	1,145,127
June 30, 2023	392,723
June 30, 2024	99,296
June 30, 2025 and thereafter	497
Total	$1,815,875